Corporate Information	12 Months Ended
Apr. 30, 2022
Disclosure Of Corporate Information [Abstract]
Corporate Information
1.	Corporate information

Starcore International Mines Ltd. is the parent company of its consolidated group (the “Company” or “Starcore”) and was incorporated in Canada with its head office located at Suite 750 – 580 Hornby Street, Vancouver, British Columbia, V6C 3B6.

Starcore is engaged in exploring, extracting and processing gold and silver through its wholly-owned subsidiary, Compañia Minera Peña de Bernal, S.A. de C.V. (“Bernal”), which owns the San Martin mine in Queretaro, Mexico. In May of 2020, the Company completed the sale of Altiplano GoldSilver S.A. de C.V (“Altiplano”), which owns the gold and silver concentrate processing plant in Matehuala, Mexico (see note 8).

The Company is also engaged in acquiring mining related operating assets and exploration assets in North America directly and through corporate acquisitions. In management’s judgment, the Company has adequate working capital and cash for the upcoming twelve months. See Note 20- Subsequent Event- Private Placement.